AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.2%
Common Stocks — 70.3%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.*	38,026	$1,221,775
Kratos Defense & Security Solutions, Inc.*	6,552	178,738
L3Harris Technologies, Inc.	7,213	1,461,931
Lockheed Martin Corp.	3,030	1,119,585
MTU Aero Engines AG (Germany)	3,154	741,851
Northrop Grumman Corp.	7,889	2,553,196
PAE, Inc.*	46,082	415,660
Raytheon Technologies Corp.	15,786	1,219,784
		8,912,520
Airlines — 0.2%
Alaska Air Group, Inc.*	7,929	548,766
Delta Air Lines, Inc.*	7,072	341,436
JetBlue Airways Corp.*	20,130	409,444
Ryanair Holdings PLC (Ireland), ADR*	4,967	571,205
		1,870,851
Auto Components — 0.4%
Continental AG (Germany)	7,372	974,157
Koito Manufacturing Co. Ltd. (Japan)	21,600	1,456,605
Lear Corp.	5,880	1,065,750
Stoneridge, Inc.*	5,528	175,846
Toyota Industries Corp. (Japan)	13,000	1,161,461
Visteon Corp.*	3,228	393,655
		5,227,474
Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	9,456	378,756
Mahindra & Mahindra Ltd. (India)	61,829	676,125
		1,054,881
Banks — 3.9%
Absa Group Ltd. (South Africa)	66,974	571,472
AIB Group PLC (Ireland)*(a)	437,421	1,154,399
Banco de Chile (Chile)	3,239,756	378,732
Bank of America Corp.	21,031	813,689
Bank of Hawaii Corp.	4,695	420,156
Bank of Ireland Group PLC (Ireland)*	230,330	1,141,259
Bank OZK	4,400	179,740
BNP Paribas SA (France)*	45,314	2,766,636
Brookline Bancorp, Inc.	24,449	366,735
Cathay General Bancorp	14,933	608,968
China Construction Bank Corp. (China) (Class H Stock)	843,000	712,411
Citigroup, Inc.	37,387	2,719,904
Comerica, Inc.	9,719	697,241
Credicorp Ltd. (Peru)	1,553	212,093
E.Sun Financial Holding Co. Ltd. (Taiwan)	359,397	329,065
East West Bancorp, Inc.	12,202	900,508
First Hawaiian, Inc.	18,209	498,380
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	189,374	171,497
Hanmi Financial Corp.	15,525	306,308
HDFC Bank Ltd. (India)*	109,244	2,235,616
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	107,593	$1,322,982
JPMorgan Chase & Co.	37,108	5,648,951
KBC Group NV (Belgium)*	18,393	1,339,254
KeyCorp	43,703	873,186
Komercni banka A/S (Czech Republic)*	9,506	294,389
Lakeland Financial Corp.	5,670	392,307
Mitsubishi UFJ Financial Group, Inc. (Japan)	287,600	1,527,556
Natwest Group PLC (United Kingdom)	391,638	1,062,824
PNC Financial Services Group, Inc. (The)	11,539	2,024,056
Prosperity Bancshares, Inc.(a)	16,498	1,235,535
Public Bank Bhd (Malaysia)	133,200	135,223
Sandy Spring Bancorp, Inc.	4,725	205,207
Sberbank of Russia PJSC (Russia)	332,112	1,274,945
Signature Bank	5,620	1,270,682
SVB Financial Group*	1,460	720,744
TCF Financial Corp.	8,606	399,835
Tisco Financial Group PCL (Thailand)	84,000	262,501
Truist Financial Corp.	46,680	2,722,378
U.S. Bancorp	32,162	1,778,880
UMB Financial Corp.	6,352	586,480
Umpqua Holdings Corp.	64,001	1,123,218
Wintrust Financial Corp.	13,441	1,018,828
Zions Bancorp NA	23,006	1,264,410
		45,669,180
Beverages — 0.7%
Ambev SA (Brazil), ADR(a)	225,390	617,569
China Resources Beer Holdings Co. Ltd. (China)	70,000	550,577
Coca-Cola European Partners PLC (United Kingdom)	13,237	690,442
Constellation Brands, Inc. (Class A Stock)	1,231	280,668
Diageo PLC (United Kingdom)	101,601	4,185,996
Duckhorn Portfolio, Inc. (The)*	16,274	273,078
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,500	768,175
PepsiCo, Inc.	8,772	1,240,799
		8,607,304
Biotechnology — 0.5%
Abcam PLC (United Kingdom)*	12,337	239,293
Allovir, Inc.*	5,339	124,933
Alnylam Pharmaceuticals, Inc.*	5,907	834,009
Amicus Therapeutics, Inc.*	10,811	106,813
Annexon, Inc.*	6,184	172,162
Ascendis Pharma A/S (Denmark), ADR*	4,247	547,353
BioAtla, Inc.*	3,583	182,160
Bioxcel Therapeutics, Inc.*(a)	2,575	111,137
Bridgebio Pharma, Inc.*(a)	3,783	233,033
Exelixis, Inc.*	16,214	366,274
Hugel, Inc. (South Korea)*	1,874	293,937
Immunocore Holdings PLC (United Kingdom), ADR*	835	35,546
MorphoSys AG (Germany), ADR*	5,739	125,110
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Neurocrine Biosciences, Inc.*	1,269	$123,410
Olink Holding AB (Sweden), ADR*	3,412	122,832
Orchard Therapeutics PLC (United Kingdom), ADR*	4,366	31,697
Prelude Therapeutics, Inc.*	2,420	104,859
Sana Biotechnology, Inc.*(a)	4,168	139,503
Seagen, Inc.*	5,331	740,263
SpringWorks Therapeutics, Inc.*(a)	3,342	245,871
Turning Point Therapeutics, Inc.*	1,577	149,168
Vertex Pharmaceuticals, Inc.*	4,548	977,320
		6,006,683
Building Products — 1.3%
Advanced Drainage Systems, Inc.	1,826	188,790
Armstrong World Industries, Inc.	7,096	639,279
AZEK Co., Inc. (The)*	22,120	930,146
Builders FirstSource, Inc.*	10,645	493,609
Daikin Industries Ltd. (Japan)	12,700	2,571,236
Fortune Brands Home & Security, Inc.	8,511	815,524
Johnson Controls International PLC	56,970	3,399,400
Lennox International, Inc.	2,664	830,076
Masco Corp.	37,393	2,239,841
Owens Corning	15,151	1,395,255
TOTO Ltd. (Japan)	5,600	345,058
Trane Technologies PLC	9,748	1,613,879
Trex Co., Inc.*	2,731	249,996
		15,712,089
Capital Markets — 2.6%
Apollo Global Management, Inc.	16,889	793,952
B3 SA - Brasil Bolsa Balcao (Brazil)	31,900	309,839
BlackRock, Inc.	2,190	1,651,172
Cboe Global Markets, Inc.	8,189	808,173
Charles Schwab Corp. (The)	23,879	1,556,433
Credit Suisse Group AG (Switzerland)	79,023	831,300
Euronext NV (Netherlands), 144A	12,302	1,240,207
Focus Financial Partners, Inc. (Class A Stock)*	12,329	513,133
GCM Grosvenor, Inc. (Class A Stock)(a)	7,445	88,596
Goldman Sachs Group, Inc. (The)	6,910	2,259,570
Hamilton Lane, Inc. (Class A Stock)	2,943	260,632
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	22,000	1,303,531
Julius Baer Group Ltd. (Switzerland)	20,936	1,338,309
Macquarie Group Ltd. (Australia)	10,092	1,173,094
Moody’s Corp.	2,189	653,657
Morgan Stanley	17,814	1,383,435
Moscow Exchange MICEX-RTS PJSC (Russia)	347,005	797,157
MSCI, Inc.	9,530	3,995,738
Nasdaq, Inc.	20,220	2,981,641
Northern Trust Corp.	11,317	1,189,530
Open Lending Corp. (Class A Stock)*(a)	9,470	335,427
Raymond James Financial, Inc.	7,894	967,489
State Street Corp.	8,144	684,178
T. Rowe Price Group, Inc.	2,486	426,598
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TMX Group Ltd. (Canada)	1,914	$198,893
Tradeweb Markets, Inc. (Class A Stock)	9,872	730,528
UBS Group AG (Switzerland)	83,701	1,299,023
WisdomTree Investments, Inc.(a)	68,841	430,256
		30,201,491
Chemicals — 2.8%
Air Products & Chemicals, Inc.	1,019	286,686
Akzo Nobel NV (Netherlands)	15,061	1,687,817
Ashland Global Holdings, Inc.	7,180	637,369
Atotech Ltd. (China)*	14,058	284,675
Avient Corp.	10,442	493,593
Axalta Coating Systems Ltd.*	54,557	1,613,796
Celanese Corp.	6,111	915,489
Corteva, Inc.	21,386	997,015
Croda International PLC (United Kingdom)	19,746	1,730,499
Diversey Holdings Ltd.*	16,868	248,128
DuPont de Nemours, Inc.	27,462	2,122,263
Eastman Chemical Co.	12,412	1,366,809
Element Solutions, Inc.	27,834	509,084
Ferro Corp.*	53,281	898,318
FMC Corp.	6,325	699,608
Ingevity Corp.*	5,491	414,735
International Flavors & Fragrances, Inc.	2,059	287,457
Kansai Paint Co. Ltd. (Japan)	32,600	874,340
Linde PLC (United Kingdom)	13,689	3,847,602
Nitto Denko Corp. (Japan)	17,300	1,484,972
PPG Industries, Inc.	13,531	2,033,168
PTT Global Chemical PCL (Thailand)	189,300	381,138
Scotts Miracle-Gro Co. (The)	7,166	1,755,455
Sherwin-Williams Co. (The)	4,511	3,329,163
Sika AG (Switzerland)	6,127	1,752,727
Symrise AG (Germany)	13,281	1,611,492
UPL Ltd. (India)	70,615	623,240
		32,886,638
Commercial Services & Supplies — 0.6%
Boyd Group Services, Inc. (Canada)(a)	1,380	233,832
Brambles Ltd. (Australia)	145,349	1,174,752
BrightView Holdings, Inc.*	11,498	193,971
Copart, Inc.*	16,365	1,777,403
GFL Environmental, Inc. (Canada)(a)	10,462	365,647
Paysafe Ltd. (Bermuda)*	16,038	216,513
Republic Services, Inc.	8,156	810,298
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)	8,911	521,739
Ritchie Bros. Auctioneers, Inc. (Canada)	22,167	1,297,882
US Ecology, Inc.*(a)	7,212	300,308
Waste Connections, Inc.	1,909	206,134
		7,098,479
Communications Equipment — 0.1%
Motorola Solutions, Inc.	4,689	881,767
VTech Holdings Ltd. (Hong Kong)	41,200	371,846
		1,253,613

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.1%
API Group Corp., 144A*	19,923	$412,008
Quanta Services, Inc.	13,240	1,164,855
		1,576,863
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	7,731	216,622
Vulcan Materials Co.	24,461	4,127,794
		4,344,416
Consumer Finance — 0.4%
American Express Co.	12,352	1,747,067
Discover Financial Services	9,415	894,331
Encore Capital Group, Inc.*(a)	11,430	459,829
SLM Corp.	87,240	1,567,702
		4,668,929
Containers & Packaging — 0.4%
Ball Corp.	6,546	554,708
Berry Global Group, Inc.*	22,398	1,375,237
Graphic Packaging Holding Co.	77,193	1,401,825
Pactiv Evergreen, Inc.	26,245	360,606
Silgan Holdings, Inc.	7,365	309,551
Westrock Co.	17,071	888,546
		4,890,473
Distributors — 0.3%
Funko, Inc. (Class A Stock)*(a)	13,586	267,372
LKQ Corp.*	38,526	1,630,806
Pool Corp.	3,742	1,291,888
		3,190,066
Diversified Consumer Services — 0.4%
Altimeter Growth Corp., UTS*(a)	16,075	196,437
Bright Horizons Family Solutions, Inc.*	16,025	2,747,486
Grand Canyon Education, Inc.*	11,161	1,195,343
New Oriental Education & Technology Group, Inc. (China), ADR*	27,140	379,960
Regis Corp.*(a)	18,783	235,914
		4,755,140
Diversified Financial Services — 0.4%
Altimeter Growth Corp. 2 (Class A Stock)*	15,202	157,797
CF FINANCE ACQUISITION CORP (PIPE)*	19,921	237,060
dMY Technology Group, Inc. II (Class A Stock)*(a)	21,512	316,442
Dragoneer Growth Opportunities Corp., UTS*	13,494	140,338
Dragoneer Growth Opportunities Corp. (Class A Stock)*	5,822	59,093
Dragoneer Growth Opportunities Corp. *	3,396	31,022
Element Fleet Management Corp. (Canada)	84,701	926,744
Equitable Holdings, Inc.	34,979	1,141,015
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
FTAC Olympus Acquisition Corp. (Class A Stock)*(a)	29,679	$313,707
Hudson Executive Investment Corp. (Class A Stock)*	25,126	249,250
Reinvent Technology Partners, UTS*	9,365	100,299
TPG Pace Tech Opportunities Corp. (Class A Stock)*	26,254	260,177
TS Innovation Acquisitions Corp. (Class A Stock)*(a)	24,368	264,636
		4,197,580
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA (Spain), 144A	29,098	1,680,458
Helios Towers PLC (Tanzania)*	458,149	1,075,674
Hellenic Telecommunications Organization SA (Greece)	107,815	1,730,716
Telkom Indonesia Persero Tbk PT (Indonesia)	1,100,800	259,772
Verizon Communications, Inc.	6,328	367,973
		5,114,593
Electric Utilities — 1.3%
American Electric Power Co., Inc.	13,144	1,113,297
CESC Ltd. (India)	40,486	330,394
CLP Holdings Ltd. (Hong Kong)	83,000	807,454
Duke Energy Corp.	30,774	2,970,614
Edison International	9,810	574,866
Eversource Energy	11,154	965,825
Iberdrola SA (Spain)	124,348	1,601,369
NextEra Energy, Inc.	4,833	365,423
Orsted A/S (Denmark), 144A	5,375	870,460
PG&E Corp.*	103,272	1,209,315
Pinnacle West Capital Corp.	11,903	968,309
Portland General Electric Co.	10,183	483,387
Southern Co. (The)	38,340	2,383,214
Xcel Energy, Inc.	9,341	621,270
		15,265,197
Electrical Equipment — 1.4%
AMETEK, Inc.	24,529	3,133,089
Array Technologies, Inc.*(a)	15,944	475,450
Eaton Corp. PLC	23,435	3,240,592
Generac Holdings, Inc.*	1,478	483,971
Legrand SA (France)	18,754	1,745,767
nVent Electric PLC	5,520	154,063
Regal Beloit Corp.	8,690	1,239,889
Schneider Electric SE (France)	26,530	4,053,809
Sensata Technologies Holding PLC*	24,952	1,445,969
Shoals Technologies Group, Inc. (Class A Stock)*	11,633	404,596
		16,377,195
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	15,850	689,633
Hitachi Ltd. (Japan)	47,640	2,159,664
Kyocera Corp. (Japan)	16,200	1,032,344
Littelfuse, Inc.	3,588	948,811

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Methode Electronics, Inc.	9,428	$395,787
nLight, Inc.*	4,357	141,167
Plexus Corp.*	5,616	515,773
TE Connectivity Ltd.	7,027	907,256
Zebra Technologies Corp. (Class A Stock)*	2,824	1,370,148
		8,160,583
Energy Equipment & Services — 0.1%
ChampionX Corp.*	20,307	441,271
Frank’s International NV*	56,446	200,383
Halliburton Co.	18,436	395,637
		1,037,291
Entertainment — 1.3%
Activision Blizzard, Inc.	13,257	1,232,901
Electronic Arts, Inc.	21,994	2,977,328
IMAX Corp.*	11,390	228,939
Manchester United PLC (United Kingdom) (Class A Stock)(a)	21,666	341,023
NetEase, Inc. (China), ADR	28,006	2,891,900
Netflix, Inc.*	3,450	1,799,727
Nintendo Co. Ltd. (Japan)	800	448,237
ROBLOX Corp. (Class A Stock)*(a)	9,591	621,784
Sea Ltd. (Taiwan), ADR*	3,862	862,114
Spotify Technology SA*	1,424	381,561
Take-Two Interactive Software, Inc.*	15,669	2,768,712
Warner Music Group Corp. (Class A Stock)	8,037	275,910
		14,830,136
Equity Real Estate Investment Trusts (REITs) — 5.3%
Advance Residence Investment Corp. (Japan)	314	985,643
Alexandria Real Estate Equities, Inc.	6,567	1,078,958
Allied Properties Real Estate Investment Trust (Canada)	13,263	428,908
American Homes 4 Rent (Class A Stock)	47,275	1,576,148
American Tower Corp.	6,599	1,577,557
AvalonBay Communities, Inc.	9,709	1,791,408
Big Yellow Group PLC (United Kingdom)	72,480	1,115,512
Boardwalk Real Estate Investment Trust (Canada)(a)	22,689	655,556
Boston Properties, Inc.	10,499	1,063,129
Brixmor Property Group, Inc.	96,592	1,954,056
Broadstone Net Lease, Inc.	15,906	291,080
CoreSite Realty Corp.	18,499	2,217,105
Corporate Office Properties Trust	831	21,880
Douglas Emmett, Inc.	21,071	661,629
Embassy Office Parks REIT (India)	125,600	559,905
Empire State Realty Trust, Inc. (Class A Stock)(a)	91,059	1,013,487
EPR Properties	6,149	286,482
Equinix, Inc.	3,122	2,121,680
Equity LifeStyle Properties, Inc.	16,011	1,018,940
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.	14,667	$1,944,111
Fibra Uno Administracion SA de CV (Mexico)	498,046	583,098
Goodman Group (Australia)	107,982	1,488,004
Granite Real Estate Investment Trust (Canada)	16,822	1,022,947
Host Hotels & Resorts, Inc.*	94,772	1,596,908
Industrial Logistics Properties Trust	31,030	717,724
Japan Logistics Fund, Inc. (Japan)	267	752,812
Lexington Realty Trust	31,126	345,810
Life Storage, Inc.	16,890	1,451,696
Link REIT (Hong Kong)	95,100	869,013
Mapletree Commercial Trust (Singapore)	450,600	712,744
Mapletree Logistics Trust (Singapore)	706,118	1,015,240
Medical Properties Trust, Inc.	75,664	1,610,130
Mid-America Apartment Communities, Inc.	15,096	2,179,259
National Retail Properties, Inc.	13,727	604,949
National Storage Affiliates Trust	5,139	205,200
National Storage REIT (Australia)	561,426	854,929
Office Properties Income Trust	10,194	280,539
Omega Healthcare Investors, Inc.	23,109	846,483
Prologis, Inc.	33,343	3,534,358
Public Storage	1,730	426,895
QTS Realty Trust, Inc. (Class A Stock)(a)	22,574	1,400,491
Rayonier, Inc.	28,643	923,737
SBA Communications Corp.	4,513	1,252,583
Shaftesbury PLC (United Kingdom)*	144,798	1,281,292
Simon Property Group, Inc.	11,204	1,274,679
Spirit Realty Capital, Inc.	9,969	423,683
STAG Industrial, Inc.	53,333	1,792,522
STORE Capital Corp.(a)	49,353	1,653,325
Sun Communities, Inc.(a)	12,253	1,838,440
UNITE Group PLC (The) (United Kingdom)*	32,592	479,586
Urban Edge Properties	57,192	944,812
VICI Properties, Inc.(a)	87,583	2,473,344
Warehouses De Pauw CVA (Belgium)	35,310	1,167,112
Welltower, Inc.	26,569	1,903,137
WP Carey, Inc.	9,858	697,552
		62,968,207
Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)(a)	34,951	666,516
BIM Birlesik Magazalar A/S (Turkey)	53,182	455,630
Kroger Co. (The)	16,102	579,511
Performance Food Group Co.*	4,963	285,919
Sugi Holdings Co. Ltd. (Japan)	7,400	587,289
Wal-Mart de Mexico SAB de CV (Mexico)	121,664	384,227
Walmart, Inc.	4,592	623,731
		3,582,823
Food Products — 1.3%
Archer-Daniels-Midland Co.	22,726	1,295,382

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Danone SA (France)	22,278	$1,526,085
Gruma SAB de CV (Mexico) (Class B Stock)	29,350	347,499
Hostess Brands, Inc.*(a)	32,012	459,052
Ingredion, Inc.(a)	6,111	549,501
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	104,000	637,015
J.M. Smucker Co. (The)(a)	7,631	965,551
Kellogg Co.(a)	12,338	780,995
Laird Superfood, Inc.*(a)	1,658	62,125
Mondelez International, Inc. (Class A Stock)	6,438	376,816
Nestle SA (Switzerland)	55,567	6,194,303
Nomad Foods Ltd. (United Kingdom)*	11,268	309,419
Orion Corp. (South Korea)	4,490	521,487
Sanderson Farms, Inc.	5,631	877,197
Tingyi Cayman Islands Holding Corp. (China)	228,000	419,171
		15,321,598
Gas Utilities — 0.2%
APA Group (Australia)	73,588	562,473
Atmos Energy Corp.	4,083	403,604
China Resources Gas Group Ltd. (China)	142,000	791,117
New Jersey Resources Corp.	11,394	454,279
South Jersey Industries, Inc.(a)	19,393	437,894
		2,649,367
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	31,029	3,718,515
Acutus Medical, Inc.*(a)	7,737	103,444
Align Technology, Inc.*	2,037	1,103,097
Becton, Dickinson & Co.	3,971	965,549
Boston Scientific Corp.*	80,996	3,130,495
CryoPort, Inc.*(a)	9,453	491,650
Danaher Corp.	22,028	4,958,062
Dentsply Sirona, Inc.	11,418	728,583
Edwards Lifesciences Corp.*	7,533	630,060
IDEXX Laboratories, Inc.*	1,516	741,794
Koninklijke Philips NV (Netherlands)*	43,321	2,473,894
Masimo Corp.*	5,521	1,267,953
Medtronic PLC	30,702	3,626,827
Merit Medical Systems, Inc.*	4,534	271,496
Nevro Corp.*	1,214	169,353
Outset Medical, Inc.*	3,239	176,169
Silk Road Medical, Inc.*(a)	2,392	121,155
STERIS PLC	13,177	2,509,955
Terumo Corp. (Japan)	27,800	1,007,858
West Pharmaceutical Services, Inc.	3,962	1,116,412
Zimmer Biomet Holdings, Inc.	7,093	1,135,447
		30,447,768
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	5,150	608,061
Cigna Corp.	13,927	3,366,713
Encompass Health Corp.	5,539	453,644
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	6,348	$969,022
HealthEquity, Inc.*	7,011	476,748
Humana, Inc.	811	340,012
Laboratory Corp. of America Holdings*	6,013	1,533,495
McKesson Corp.	7,365	1,436,470
Premier, Inc. (Class A Stock)	27,578	933,515
Quest Diagnostics, Inc.	8,420	1,080,623
UnitedHealth Group, Inc.	567	210,964
Universal Health Services, Inc. (Class B Stock)	5,839	778,864
		12,188,131
Health Care Technology — 0.1%
Certara, Inc.*	13,278	362,489
Health Catalyst, Inc.*(a)	2,975	139,141
Teladoc Health, Inc.*	2,419	439,653
		941,283
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. (Class A Stock)*	194	36,460
Aramark	15,668	591,937
Caesars Entertainment, Inc.*	7,269	635,674
Chipotle Mexican Grill, Inc.*	1,442	2,048,823
Domino’s Pizza, Inc.	2,241	824,218
DraftKings, Inc. (Class A Stock)*(a)	4,518	277,089
Flutter Entertainment PLC (Ireland)*	5,475	1,177,270
Kangwon Land, Inc. (South Korea)*	17,568	392,546
Marriott International, Inc. (Class A Stock)*	3,337	494,243
Penn National Gaming, Inc.*	10,806	1,132,901
Six Flags Entertainment Corp.*	11,043	513,168
Starbucks Corp.	9,041	987,910
Texas Roadhouse, Inc.*	1,751	167,991
Vail Resorts, Inc.*	1,198	349,409
Wendy’s Co. (The)	28,307	573,500
Wyndham Hotels & Resorts, Inc.	14,358	1,001,901
Yum China Holdings, Inc. (China)(a)	35,018	2,073,416
		13,278,456
Household Durables — 0.3%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	122,200	1,173,732
Newell Brands, Inc.(a)	37,144	994,716
Toll Brothers, Inc.	26,990	1,531,143
		3,699,591
Household Products — 0.6%
Colgate-Palmolive Co.	27,123	2,138,106
Energizer Holdings, Inc.(a)	22,069	1,047,395
Kimberly-Clark Corp.	9,068	1,260,905
Reckitt Benckiser Group PLC (United Kingdom)	25,445	2,283,689
Reynolds Consumer Products, Inc.(a)	14,828	441,578
		7,171,673
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	37,848	1,014,705

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	17,624	$3,825,642
Roper Technologies, Inc.	2,992	1,206,793
		5,032,435
Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	339,800	4,166,639
American International Group, Inc.	11,466	529,844
Aon PLC (Class A Stock)(a)	28,601	6,581,376
Arthur J. Gallagher & Co.	22,487	2,805,703
Assurant, Inc.	6,519	924,199
Athene Holding Ltd. (Class A Stock)*	14,006	705,902
Beazley PLC (United Kingdom)*	40,972	198,463
Chubb Ltd.	18,184	2,872,527
Cincinnati Financial Corp.	6,856	706,785
CNO Financial Group, Inc.	17,893	434,621
Everest Re Group Ltd.	4,494	1,113,658
Hanover Insurance Group, Inc. (The)	6,866	888,872
Hartford Financial Services Group, Inc. (The)	22,248	1,485,944
Hiscox Ltd. (United Kingdom)*	35,922	429,195
Marsh & McLennan Cos., Inc.	18,093	2,203,727
MetroMile, Inc.*(a)	29,201	300,478
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	75,000	900,002
Progressive Corp. (The)	11,295	1,079,915
Reinsurance Group of America, Inc.	7,711	971,972
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,556	596,872
Selective Insurance Group, Inc.	4,124	299,155
SiriusPoint Ltd. (Bermuda)*	18,491	188,054
Travelers Cos., Inc. (The)	12,023	1,808,259
Willis Towers Watson PLC	4,468	1,022,636
Zurich Insurance Group AG (Switzerland)	3,833	1,636,435
		34,851,233
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	3,993	8,235,642
Alphabet, Inc. (Class C Stock)*	887	1,834,875
Bumble, Inc. (Class A Stock)*(a)	12,868	802,706
carsales.com Ltd. (Australia)	20,294	275,654
Eventbrite, Inc. (Class A Stock)*	19,754	437,749
Facebook, Inc. (Class A Stock)*	19,391	5,711,231
IAC/InterActiveCorp*	6,305	1,363,834
Match Group, Inc.*	22,981	3,157,130
NAVER Corp. (South Korea)	6,559	2,203,728
Pinterest, Inc. (Class A Stock)*	7,846	580,839
Scout24 AG (Germany), 144A	10,590	805,363
SEEK Ltd. (Australia)*	15,952	347,386
Tencent Holdings Ltd. (China)	44,900	3,570,683
		29,326,820
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	14,658	3,323,408
Amazon.com, Inc.*	3,898	12,060,724
Chewy, Inc. (Class A Stock)*(a)	8,846	749,345
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
MakeMyTrip Ltd. (India)*(a)	22,998	$726,277
Naspers Ltd. (South Africa) (Class N Stock)	3,754	902,804
Ocado Group PLC (United Kingdom)*	10,697	301,111
Prosus NV (China)*	17,706	1,978,640
Stamps.com, Inc.*	4,630	923,731
ThredUp, Inc. (Class A Stock)*	11,302	263,676
		21,229,716
IT Services — 3.3%
Accenture PLC (Class A Stock)	13,046	3,603,958
Affirm Holdings, Inc.*(a)	2,510	177,507
Amadeus IT Group SA (Spain)*	18,183	1,289,287
Amdocs Ltd.	13,155	922,823
Black Knight, Inc.*	20,191	1,493,932
Endava PLC (United Kingdom), ADR*	4,408	373,314
EPAM Systems, Inc.*	3,904	1,548,678
Evo Payments, Inc. (Class A Stock)*	13,057	359,329
ExlService Holdings, Inc.*	5,148	464,144
Fidelity National Information Services, Inc.	14,423	2,028,018
Fiserv, Inc.*	19,480	2,318,899
Fujitsu Ltd. (Japan)	9,600	1,391,761
Global Payments, Inc.	14,729	2,969,072
Keywords Studios PLC (Ireland)*	11,881	423,193
Mastercard, Inc. (Class A Stock)	11,897	4,235,927
Nomura Research Institute Ltd. (Japan)	37,100	1,151,183
Nuvei Corp. (Canada), 144A*	11,204	677,842
Okta, Inc.*	3,960	872,903
Paya Holdings, Inc. (Class A Stock)*	18,796	206,004
PayPal Holdings, Inc.*	12,732	3,091,839
Shopify, Inc. (Canada) (Class A Stock)*	472	522,268
Square, Inc. (Class A Stock)*	11,094	2,518,893
Tata Consultancy Services Ltd. (India)	24,704	1,076,764
Visa, Inc. (Class A Stock)(a)	20,113	4,258,525
Wix.com Ltd. (Israel)*	2,869	801,082
WNS Holdings Ltd. (India), ADR*	9,092	658,624
		39,435,769
Leisure Products — 0.4%
Brunswick Corp.	13,212	1,260,028
Malibu Boats, Inc. (Class A Stock)*	4,573	364,377
Mattel, Inc.*	29,258	582,819
Peloton Interactive, Inc. (Class A Stock)*	7,381	829,920
Polaris, Inc.	2,852	380,742
Thule Group AB (Sweden), 144A*	4,932	214,310
Yamaha Corp. (Japan)	11,000	599,081
		4,231,277
Life Sciences Tools & Services — 1.9%
Adaptive Biotechnologies Corp.*	13,504	543,671
Agilent Technologies, Inc.	8,332	1,059,330
Berkeley Lights, Inc.*	1,968	98,853
Bio-Techne Corp.	4,592	1,753,823
Charles River Laboratories International, Inc.*	8,284	2,400,952

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Gerresheimer AG (Germany)	4,313	$428,856
ICON PLC (Ireland)*(a)	14,502	2,847,758
Illumina, Inc.*	597	229,284
Maravai LifeSciences Holdings, Inc. (Class A Stock)*(a)	28,847	1,028,107
Mettler-Toledo International, Inc.*	361	417,204
PerkinElmer, Inc.	25,649	3,290,510
PRA Health Sciences, Inc.*	17,643	2,705,201
QIAGEN NV*	16,118	783,003
Seer, Inc.*	1,714	85,734
Syneos Health, Inc.*	2,481	188,184
Thermo Fisher Scientific, Inc.	10,047	4,585,250
		22,445,720
Machinery — 1.7%
Doosan Bobcat, Inc. (South Korea)*	12,196	456,017
Enerpac Tool Group Corp.	7,644	199,661
GEA Group AG (Germany)	29,590	1,213,768
IDEX Corp.	7,091	1,484,288
Illinois Tool Works, Inc.	9,758	2,161,592
Ingersoll Rand, Inc.*	22,470	1,105,749
ITT, Inc.	10,920	992,737
Kubota Corp. (Japan)	93,100	2,128,440
Otis Worldwide Corp.	8,919	610,506
Schindler Holding AG (Switzerland) (Part. Cert.)	5,389	1,584,213
SMC Corp. (Japan)	2,600	1,513,890
Stanley Black & Decker, Inc.	14,219	2,839,108
Techtronic Industries Co. Ltd. (Hong Kong)	156,000	2,676,766
TriMas Corp.*	11,973	363,021
Westinghouse Air Brake Technologies Corp.	7,396	585,467
		19,915,223
Media — 0.7%
Cable One, Inc.	319	583,247
Charter Communications, Inc. (Class A Stock)*	4,062	2,506,335
Comcast Corp. (Class A Stock)	72,446	3,920,053
Discovery, Inc. (Class C Stock)*	16,116	594,519
Liberty Broadband Corp. (Class C Stock)*	5,462	820,120
		8,424,274
Metals & Mining — 0.2%
Alrosa PJSC (Russia)	25,510	35,678
Arconic Corp.*	10,118	256,896
Compass Minerals International, Inc.	5,111	320,562
Gold Fields Ltd. (South Africa), ADR	57,990	550,325
Kaiser Aluminum Corp.	1,272	140,556
Lundin Mining Corp. (Chile)	41,471	426,689
Polymetal International PLC (Russia)	11,446	223,867
Vale SA (Brazil), ADR	20,153	350,259
		2,304,832
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	29,472	$253,459
Two Harbors Investment Corp.	73,462	538,477
		791,936
Multiline Retail — 0.2%
Dollar General Corp.	5,244	1,062,539
Dollar Tree, Inc.*	4,349	497,787
Lojas Renner SA (Brazil)	65,700	496,195
Ollie’s Bargain Outlet Holdings, Inc.*(a)	1,966	171,042
		2,227,563
Multi-Utilities — 0.6%
Ameren Corp.	8,892	723,453
Black Hills Corp.(a)	7,994	533,759
CenterPoint Energy, Inc.	32,323	732,116
CMS Energy Corp.	15,146	927,238
Dominion Energy, Inc.	21,925	1,665,423
E.ON SE (Germany)	69,784	814,500
Public Service Enterprise Group, Inc.	17,286	1,040,790
Sempra Energy	6,144	814,572
		7,251,851
Oil, Gas & Consumable Fuels — 1.4%
Cabot Oil & Gas Corp.(a)	24,347	457,237
Cairn Energy PLC (United Kingdom)	224,345	527,988
Chevron Corp.	6,420	672,752
ConocoPhillips	24,955	1,321,866
Devon Energy Corp.	32,798	716,636
Diamondback Energy, Inc.	9,838	722,995
Eni SpA (Italy)	66,319	818,734
Enterprise Products Partners LP, MLP	10,292	226,630
EOG Resources, Inc.	9,562	693,532
Equitrans Midstream Corp.	16,386	133,710
Galp Energia SGPS SA (Portugal)	99,326	1,158,290
Hess Corp.	10,000	707,600
Idemitsu Kosan Co. Ltd. (Japan)	33,800	872,815
LUKOIL PJSC (Russia), ADR	7,028	568,605
Magnolia Oil & Gas Corp. (Class A Stock)*	33,500	384,580
Oil Search Ltd. (Australia)	229,444	720,236
Pioneer Natural Resources Co.	11,485	1,824,048
Plains GP Holdings LP (Class A Stock)*	92,544	869,913
StealthGas, Inc. (Greece)*	14,477	41,115
Targa Resources Corp.	11,805	374,809
TC Energy Corp. (Canada)	17,340	794,905
United Tractors Tbk PT (Indonesia)	348,000	532,643
Valero Energy Corp.	9,588	686,501
Viper Energy Partners LP	16,253	236,644
		16,064,784
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	23,600	288,509
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,023	1,751,790

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Kao Corp. (Japan)	19,600	$1,295,829
		3,047,619
Pharmaceuticals — 2.2%
Bayer AG (Germany)	16,841	1,067,848
Collegium Pharmaceutical, Inc.*	5,062	119,969
Elanco Animal Health, Inc.*	11,747	345,949
Eli Lilly & Co.	2,441	456,028
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	247,233	249,658
Harmony Biosciences Holdings, Inc.*(a)	5,176	171,015
Johnson & Johnson	31,243	5,134,787
Kyowa Kirin Co. Ltd. (Japan)	62,700	1,879,695
Merck & Co., Inc.	28,171	2,171,702
Novo Nordisk A/S (Denmark) (Class B Stock)	49,643	3,343,466
Optinose, Inc.*(a)	15,488	57,151
Pfizer, Inc.	51,071	1,850,302
Prestige Consumer Healthcare, Inc.*	10,058	443,357
Roche Holding AG (Switzerland)	15,098	4,879,227
Santen Pharmaceutical Co. Ltd. (Japan)	108,600	1,495,689
Viatris, Inc.*	27,558	384,985
Zoetis, Inc.	10,629	1,673,855
		25,724,683
Professional Services — 2.0%
51job, Inc. (China), ADR*	14,945	935,557
CACI International, Inc. (Class A Stock)*(a)	4,872	1,201,728
Clarivate PLC (United Kingdom)*	93,423	2,465,433
CoStar Group, Inc.*	2,962	2,434,438
Dun & Bradstreet Holdings, Inc.*(a)	28,312	674,109
Equifax, Inc.	14,706	2,663,698
IHS Markit Ltd.	2,520	243,886
KBR, Inc.	51,465	1,975,741
Leidos Holdings, Inc.	8,523	820,594
Persol Holdings Co. Ltd. (Japan)	23,600	464,460
TransUnion	29,797	2,681,730
TriNet Group, Inc.*	4,144	323,066
Verisk Analytics, Inc.	19,703	3,481,323
Wolters Kluwer NV (Netherlands)	37,189	3,239,338
		23,605,101
Real Estate Management & Development — 1.3%
Aldar Properties PJSC (United Arab Emirates)*	178,916	183,432
Ascendas India Trust (Singapore), UTS	499,500	550,808
Corp Inmobiliaria Vesta SAB de CV (Mexico)	238,007	498,383
Deutsche Wohnen SE (Germany)	33,377	1,557,700
ESR Cayman Ltd. (China), 144A*	653,800	2,148,816
Grainger PLC (United Kingdom)	266,637	981,193
Grand City Properties SA (Germany)	73,422	1,839,261
Hang Lung Properties Ltd. (Hong Kong)	103,000	268,873
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Katitas Co. Ltd. (Japan)	36,000	$1,009,221
LEG Immobilien SE (Germany)	19,581	2,579,539
Multiplan Empreendimentos Imobiliarios SA (Brazil)	132,436	576,223
Shurgard Self Storage SA (Belgium)	15,801	720,636
Sino Land Co. Ltd. (Hong Kong)	597,909	835,011
Swire Properties Ltd. (Hong Kong)	450,600	1,395,695
		15,144,791
Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	6,674	774,050
Canadian Pacific Railway Ltd. (Canada)(a)	3,288	1,247,105
Kansas City Southern	5,342	1,409,861
Knight-Swift Transportation Holdings, Inc.	18,142	872,449
Schneider National, Inc. (Class B Stock)	24,321	607,295
Uber Technologies, Inc.*	14,121	769,736
Union Pacific Corp.	8,404	1,852,326
		7,532,822
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.	4,294	468,776
Analog Devices, Inc.	8,956	1,388,897
Applied Materials, Inc.	16,365	2,186,364
ASM International NV (Netherlands)	2,216	647,861
ASML Holding NV (Netherlands)	1,893	1,168,662
Entegris, Inc.	14,961	1,672,640
Intel Corp.	18,471	1,182,144
Lam Research Corp.	4,128	2,457,151
Marvell Technology Group Ltd.	19,803	969,951
MKS Instruments, Inc.	5,289	980,686
Monolithic Power Systems, Inc.	7,010	2,476,002
NVIDIA Corp.	4,029	2,151,204
NXP Semiconductors NV (Netherlands)	20,985	4,225,120
ON Semiconductor Corp.*	9,244	384,643
Silicon Laboratories, Inc.*	4,973	701,541
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	261,000	5,434,253
Texas Instruments, Inc.	17,273	3,264,424
		31,760,319
Software — 4.8%
8x8, Inc.*	17,466	566,597
ACI Worldwide, Inc.*	4,477	170,350
ACV Auctions, Inc. (Class A Stock)*(a)	10,114	350,046
Adobe, Inc.*	11,320	5,381,188
Asana, Inc. (Class A Stock)*	6,385	182,483
Atlassian Corp. PLC (Class A Stock)*	4,420	931,559
Autodesk, Inc.*	10,574	2,930,584
Avalara, Inc.*	1,078	143,838
Cadence Design Systems, Inc.*	37,857	5,186,031
Cognyte Software Ltd. (Israel)*	8,456	235,161
Constellation Software, Inc. (Canada)	1,737	2,425,801
Coupa Software, Inc.*	3,030	771,074

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
DocuSign, Inc.*	3,096	$626,785
Everbridge, Inc.*(a)	9,247	1,120,552
Intuit, Inc.	6,036	2,312,150
McAfee Corp. (Class A Stock)(a)	17,161	390,241
Microsoft Corp.(k)	64,782	15,273,652
nCino, Inc.*	2,479	165,399
Nice Ltd. (Israel), ADR*(a)	6,061	1,321,116
PagerDuty, Inc.*(a)	7,672	308,645
Paylocity Holding Corp.*	6,645	1,194,970
Ping Identity Holding Corp.*	15,754	345,485
Proofpoint, Inc.*	3,022	380,137
Q2 Holdings, Inc.*	5,562	557,312
Qualtrics International, Inc. (Class A Stock)*	6,767	222,702
Rapid7, Inc.*	7,754	578,526
RingCentral, Inc. (Class A Stock)*	3,259	970,791
salesforce.com, Inc.*	11,287	2,391,377
ServiceNow, Inc.*	6,140	3,070,675
SS&C Technologies Holdings, Inc.	7,498	523,885
Synopsys, Inc.*	7,602	1,883,624
Topicus.com, Inc. (Netherlands)*	2,924	192,048
Tyler Technologies, Inc.*	3,207	1,361,468
Unity Software, Inc.*	1,063	106,630
Verint Systems, Inc.*	16,705	759,911
Vertex, Inc. (Class A Stock)*(a)	16,804	369,352
Viant Technology, Inc. (Class A Stock)*(a)	3,683	194,794
Zendesk, Inc.*	1,541	204,367
		56,101,306
Specialty Retail — 0.9%
Burlington Stores, Inc.*	5,214	1,557,943
Five Below, Inc.*	3,315	632,469
Home Depot, Inc. (The)	1,750	534,188
Leslie’s, Inc.*(a)	27,623	676,487
Lowe’s Cos., Inc.	9,772	1,858,439
O’Reilly Automotive, Inc.*	1,362	690,874
Petco Health & Wellness Co., Inc.*(a)	22,811	505,492
Ross Stores, Inc.	4,187	502,063
Tractor Supply Co.	2,874	508,928
Ulta Beauty, Inc.*	2,868	886,700
Urban Outfitters, Inc.*	29,883	1,111,349
USS Co. Ltd. (Japan)	29,900	586,653
Vroom, Inc.*(a)	9,969	388,691
Zumiez, Inc.*	9,993	428,700
		10,868,976
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	33,535	4,096,300
Samsung Electronics Co. Ltd. (South Korea)	63,533	4,589,281
		8,685,581
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)*	5,710	1,784,039
Burberry Group PLC (United Kingdom)*	19,482	508,772
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	9,984	$958,682
EssilorLuxottica SA (France)	7,651	1,246,924
Lululemon Athletica, Inc.*	4,721	1,447,978
LVMH Moet Hennessy Louis Vuitton SE (France)	4,646	3,100,622
NIKE, Inc. (Class B Stock)	12,192	1,620,195
PVH Corp.*	9,382	991,678
Skechers USA, Inc. (Class A Stock)*	44,614	1,860,850
		13,519,740
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	24,977	858,386
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	48,709	1,853,153
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	1,549,900	147,506
Japan Tobacco, Inc. (Japan)	47,100	905,275
Philip Morris International, Inc.	10,702	949,696
		3,855,630
Trading Companies & Distributors — 0.2%
Air Lease Corp.	5,167	253,183
GMS, Inc.*	8,544	356,712
Textainer Group Holdings Ltd. (China)*	20,403	584,546
Univar Solutions, Inc.*	41,375	891,218
WESCO International, Inc.*	5,482	474,357
		2,560,016
Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	39,900	352,072
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	117,300	652,838
KDDI Corp. (Japan)	48,300	1,482,229
Mobile TeleSystems PJSC (Russia), ADR	24,616	205,297
SoftBank Group Corp. (Japan)	18,600	1,586,627
Tele2 AB (Sweden) (Class B Stock)	20,741	280,005
T-Mobile US, Inc.*	3,115	390,278
		4,597,274

Total Common Stocks (cost $622,018,871)		828,209,525

Units
Warrants* — 0.0%
Commercial Services & Supplies — 0.0%
Paysafe Ltd. (Bermuda), expiring 12/31/28	5,346	23,148

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Units	Value
Warrants* (continued)
Textiles, Apparel & Luxury Goods — 0.0%
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23	22,178	$8,448

Total Warrants (cost $18,049)		31,596

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.0%
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,248
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	45,985
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	24	24,324
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.000%)
0.749%(c)	05/25/24	325	325,204
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	102,492
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	58,511
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	27	27,369
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	32	33,079
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	45	44,633
			676,845
Collateralized Loan Obligations — 0.3%
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.906%(c)	02/15/35	500	504,008
Series 2020-FL01, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.156%(c)	02/15/35	100	99,926
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.606%(c)	05/15/37	144	143,900
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.130%(c)	12/15/35	100	99,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.080%(c)	12/15/35	100	$99,620
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.208%(c)	08/15/36	200	199,825
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.108%(c)	08/15/36	146	144,343
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.706%(c)	09/15/35	150	148,481
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	05/15/29	100	98,060
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.756%(c)	02/15/38	100	99,827
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.206%(c)	02/15/38	100	99,742
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.023%(c)	01/16/26	250	249,561
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.874%(c)	11/15/26	250	247,315
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.226%(c)	06/15/37	46	46,377
MF1 Ltd. (Cayman Islands),
Series 2020-FL04, Class AS, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.206%(c)	11/15/35	136	137,272
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.094%(c)	10/20/27	324	324,187
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.532%(c)	02/20/28	250	250,138
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.222%(c)	02/20/30	247	246,912

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya Ltd. (Cayman Islands),
Series 2012-04A, Class A2AR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.141%(c)	10/15/30	250	$249,659
			3,488,820
Other — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.703%(c)	03/15/36	203	202,208
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.153%(c)	03/15/36	100	99,857
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	102	103,404
Series 2021-01A, Class B, 144A
2.918%	04/15/36	100	99,821
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	102,506
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.958%(c)	12/17/36	134	134,534
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.556%(c)	05/15/36	35	34,073
			776,403
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	90	93,380

Total Asset-Backed Securities (cost $5,018,222)			5,035,448
Commercial Mortgage-Backed Securities — 0.7%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.126%(c)	09/14/36	100	100,000
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.656%(c)	09/14/36	100	98,461
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.006%(c)	09/14/36	100	97,735
Bancorp Commercial Mortgage Trust,
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/15/33	11	10,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.656%(c)	09/15/36	161	$161,068
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	21,938
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	275,449
Series 2020-B18, Class A5
1.925%	07/15/53	111	106,785
BPCRE Ltd. (Cayman Islands),
Series 2021-FL01, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.956%(c)	02/15/37	147	147,472
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.508%(c)	02/16/37	100	99,837
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	361,781
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	21,162
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	159,508
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	876,297
Series K077, Class A2
3.850%(cc)	05/25/28	115	131,399
Series K078, Class A2
3.854%	06/25/28	160	182,797
Series K097, Class X1, IO
1.089%(cc)	07/25/29	100	7,998
Series K098, Class X1, IO
1.144%(cc)	08/25/29	149	12,552
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	271,555
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	239,286
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	500	542,942
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.706%(c)	04/15/34	90	89,328
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.539%(c)	12/25/34	255	254,910

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.808%(c)	07/15/36	142	$142,295
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	218,300
Series 2019-H07, Class A4
3.261%	07/15/52	161	171,652
PFP Ltd. (Cayman Islands),
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.500%(c)	04/14/38	100	99,860
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.750%(c)	04/14/38	100	99,765
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	279,176
Series 2018-C08, Class A4
3.983%	02/15/51	463	513,755
Series 2019-C16, Class A4
3.605%	04/15/52	200	218,598
Series 2019-C17, Class A4
2.921%	10/15/52	768	795,711
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	439,669
Series 2017-C42, Class A4
3.589%	12/15/50	510	557,478
Series 2018-C46, Class A4
4.152%	08/15/51	80	90,006
Series 2019-C53, Class A4
3.040%	10/15/52	250	263,062
Series 2020-C58, Class A4
2.092%	07/15/53	196	190,313

Total Commercial Mortgage-Backed Securities (cost $8,140,740)			8,350,839
Corporate Bonds — 8.0%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	346	344,970
TransDigm, Inc.,
Gtd. Notes, 144A
4.625%	01/15/29	274	270,106
			615,076
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	102	108,700
4.758%	09/06/49	164	169,438
4.906%	04/02/30	260	296,595
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Camposol SA (Peru),
Gtd. Notes, 144A
6.000%	02/03/27	150	$159,353
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28	200	211,005
			945,091
Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	352	341,810
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	200	212,836
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24	200	221,267
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	95	95,329
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	128,894
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	200	214,607
3.750%	05/13/30	200	217,553
			1,432,296
Auto Parts & Equipment — 0.0%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	500	502,355
Banks — 1.4%
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25	193	189,598
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	182,049
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	400	418,709
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31(a)	175	179,481
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	200	185,605
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	316	318,414
Sub. Notes, EMTN
3.733%(ff)	09/25/34	200	201,528
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	200	204,106

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25	200	$220,271
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	239	268,389
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	250	260,151
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	483	479,668
2.676%(ff)	06/19/41	900	843,446
4.271%(ff)	07/23/29	200	225,472
Bank of China Ltd. (China),
Sub. Notes
5.000%	11/13/24	200	224,711
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25(a)	375	381,972
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	229,664
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	300	308,516
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	219,914
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	215,801
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	500	502,912
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	250	269,465
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	600	624,439
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	198,800
4.700%(ff)	03/09/31(oo)	341	335,944
Industrial & Commercial Bank of China Ltd. (China),
Sub. Notes
4.875%	09/21/25	300	334,728
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29	300	312,274
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25	200	205,010
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	461	469,270
3.509%(ff)	01/23/29	186	201,421
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.956%(ff)	05/13/31	242	$246,307
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	447	490,175
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	521	500,460
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A
3.077%(ff)	04/07/31	242	241,698
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	500	507,200
3.125%	01/23/23	200	209,430
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	700	723,278
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25	261	267,835
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30	204	202,128
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	477	484,475
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	41	42,503
9.625%	03/20/25	200	214,288
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30(a)	524	506,336
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	435	434,884
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	03/02/26	244	226,527
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)	477	469,926
Uzbek Industrial & Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24	200	205,214
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	207	203,037
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	464	466,523
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	122,580
			15,976,532

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	234	$274,404
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	360	409,525
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	326	345,565
			1,029,494
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31	215	209,535
7.375%	06/05/27	200	225,770
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes
5.250%	06/23/24	200	206,893
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	100,987
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30	31	30,911
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	200	266,021
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	240	226,488
4.375%	07/15/30	190	191,382
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	252,336
			1,710,323
Chemicals — 0.2%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	200	197,823
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	165	160,892
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26	240	241,356
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	217,653
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30	400	483,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	200	$211,981
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	256	261,045
5.500%	03/18/31	415	405,742
			2,179,787
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29	200	209,596
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24	144	143,832
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	144,619
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	206,663
			704,710
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29	489	571,793
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	165	165,324
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	420	427,434
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	55	57,228
			649,986
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	09/15/23	263	282,885
6.500%	07/15/25(a)	300	349,892
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	197,541
4.250%	04/15/26	91	95,199
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	152,994
2.750%	02/21/28	145	136,151
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	213,027

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDBL Funding 1 (China),
Gtd. Notes
4.250%	12/02/24	200	$219,474
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	454	494,192
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	204	195,269
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	165	178,862
Sr. Unsec’d. Notes
2.100%	06/15/30	52	50,040
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes
3.875%	08/15/29	200	206,272
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	359	360,964
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	202,824
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	195	183,345
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	450	459,406
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	183,126
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	265	275,613
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24(a)	326	326,392
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.186%(s)	02/15/43	200	57,153
			4,820,621
Electric — 0.8%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36	386	398,216
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	122,171
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	400	428,050
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30	299	309,994
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		110	$104,848
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
3.625%	02/04/25		200	201,560
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26		200	205,091
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	03/25/27		200	201,606
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28		240	249,720
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31		226	218,165
4.677%	02/09/51		213	200,203
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	117,985
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35		200	228,469
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	220,945
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	02/15/31		200	200,025
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		200	231,530
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		300	321,553
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		400	423,749
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30		200	207,196
4.500%	01/29/25		400	435,711
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		200	211,596
Sr. Unsec’d. Notes
7.125%	02/11/25		400	413,752
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	66,833
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47(a)		139	156,635

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	$198,964
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	210,165
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	250,957
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	20	21,619
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31	200	207,044
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	469	422,875
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	200	218,358
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	181	203,607
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27	675	734,494
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	370	402,732
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	222	227,555
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	300	328,358
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	214,712
			9,517,043
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	200	204,067
5.000%	10/01/25	330	364,626
			568,693
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	231,444
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes
5.500%	11/03/22	400	408,409
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30	223	$219,714
FS Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes, 144A
10.000%	12/15/25	200	219,871
Greenko Dutch BV (India),
Gtd. Notes, 144A
3.850%	03/29/26	200	201,060
ReNew Power Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
5.875%	03/05/27	200	212,107
			1,492,605
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	200	210,425
6.000%	11/18/48	297	316,117
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.450%	06/04/29	200	202,279
Hacienda Investments Ltd. Via DME Airport DAC (Russia),
Gtd. Notes, 144A
5.350%	02/08/28	200	202,737
			931,558
Entertainment — 0.0%
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	300	303,305
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31	145	137,908
			441,213
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	45	46,683
Foods — 0.1%
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes
5.750%	07/07/27	268	281,917
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
6.500%	04/15/29(a)	180	203,508
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	300	331,471
			816,896
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	682,978

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	400	$423,754
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	146,049
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	377	408,697
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes, 144A
3.750%	10/16/29	200	202,971
			1,864,449
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	200,552
2.750%	09/23/26	200	211,585
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	474	526,594
			938,731
Healthcare-Services — 0.1%
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31	190	193,469
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	105	106,937
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	305	350,649
Sr. Sec’d. Notes
4.125%	06/15/29	93	103,024
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	82	93,247
Rede D’or Finance Sarl (Brazil),
Gtd. Notes
4.500%	01/22/30	200	196,245
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28	166	191,577
Sr. Sec’d. Notes
5.750%	11/15/38	62	72,436
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50	151	123,332
			1,430,916
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	138	151,277
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
4.700%	07/10/35	83	$97,170
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	431	474,357
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	100	111,300
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	128	127,523
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	120	124,408
3.600%	08/19/49	75	78,047
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	137	157,548
			1,321,630
Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.500%	06/03/30(a)	1,000	952,243
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25	200	210,889
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	189	205,900
4.500%	04/13/27	66	76,658
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	200	227,194
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.375%	01/14/30	200	205,410
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25	200	198,701
3.050%	10/28/30	243	236,872
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26	200	198,453
3.125%	01/14/31	277	263,543
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	50	56,563
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	200	206,716
3.832%	02/08/51	200	176,866
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	182,478
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28	200	212,988

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.375%	07/08/30	251	$248,654
			3,860,128
Investment Companies — 0.1%
Cliffton Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25	288	285,733
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	300	314,658
2.875%	11/07/29(a)	200	206,862
			807,253
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	260	252,400
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	62	64,678
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	85	97,393
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	229	255,916
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	173	178,871
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	91	89,464
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27	200	202,765
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	200	208,850
			1,350,337
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	124,533
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23	121	124,286
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	189	209,510
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	400	455,951
			789,747
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		105	$106,990
5.000%	02/01/28		240	253,868
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		100	113,487
6.484%	10/23/45		200	262,158
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37		150	223,791
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		177	189,049
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30		200	198,324
5.500%	05/15/26		200	206,252
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50		256	281,991
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26(a)		195	201,455
5.500%	07/01/29		185	200,083
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28(a)		200	215,965
				2,453,413
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28		200	197,672
2.875%	03/17/31		200	198,614
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25		200	206,370
Gtd. Notes, 144A
6.875%	10/15/27		286	306,339
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		180	188,351
Volcan Cia Minera SAA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		200	205,018
				1,302,364
Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
2.750%	01/22/33	EUR	100	120,665
4.700%	10/22/31		200	213,021
				333,686

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas — 1.0%
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51		110	$112,730
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24		500	541,518
4.750%	12/06/21		200	204,947
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		504	507,567
5.375%	03/30/28		303	307,431
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29		259	289,407
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23		200	214,949
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40		100	112,496
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		200	191,401
Geopark Ltd. (Colombia),
Gtd. Notes
5.500%	01/17/27		200	203,691
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		200	255,894
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		193	210,835
6.500%	06/30/27		140	153,235
6.750%	06/30/30		426	469,517
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		433	480,102
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27		254	255,680
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27	EUR	101	123,421
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine),
Sr. Unsec’d. Notes
7.625%	11/08/26		200	203,511
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.150%	02/25/60		200	188,559
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31		84	88,496
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		248	242,247
5.950%	01/28/31		559	535,104
6.490%	01/23/27		81	84,674
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.500%	03/13/27		175	$183,009
6.500%	06/02/41		295	257,777
6.840%	01/23/30		364	368,992
6.950%	01/28/60		124	106,657
7.690%	01/23/50		543	504,142
Gtd. Notes, MTN
6.750%	09/21/47		418	357,462
6.875%	08/04/26		81	86,695
Sr. Unsec’d. Notes, 144A
6.875%	10/16/25		264	285,312
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	213,981
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		400	393,618
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70		233	206,711
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		200	191,692
3.500%	11/24/70		200	177,434
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		300	329,487
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		1,150	1,424,446
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		271	269,990
4.000%	08/15/26		600	639,897
Sr. Sec’d. Notes, 144A
3.250%	08/15/30(a)		350	348,696
				12,323,410
Oil & Gas Services — 0.0%
Guara Norte Sarl (Brazil),
Sr. Sec’d. Notes, 144A
5.198%	06/15/34		200	196,253
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		150	149,755
5.000%	11/15/45		23	25,542
				371,550
Packaging & Containers — 0.1%
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland),
Gtd. Notes, 144A
2.375%	11/01/27	EUR	200	238,058
3.125%	11/01/25		200	203,223
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		305	316,568

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22	200	$203,246
			961,095
Pharmaceuticals — 0.0%
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	215	212,972
Pipelines — 0.5%
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	404	419,318
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	189	211,202
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27	545	545,126
2.160%	03/31/34	410	398,703
2.625%	03/31/36	349	334,440
2.940%	09/30/40	300	290,825
3.250%	09/30/40(a)	459	439,689
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27	319	354,559
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	186	217,954
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	134	147,091
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	300	268,529
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	64	63,993
3.800%	09/15/30(a)	484	493,054
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	184	202,223
4.500%	05/15/30	173	194,149
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	400	473,164
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	307,557
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	282	303,523
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)	151	158,226
			5,823,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.0%
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
4.450%	07/13/25	213	$212,320
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24	200	210,203
			422,523
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30	1,000	955,479
3.100%	06/15/50	253	232,543
3.550%	07/15/27	189	205,078
3.800%	08/15/29	21	22,887
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32	399	382,244
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	116	125,211
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	263	262,304
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	500	491,458
2.150%	07/15/30	488	463,421
5.375%	05/15/27	393	422,122
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	188	210,665
5.375%	11/01/23	52	56,862
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)	525	518,878
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	379	398,990
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	564	576,364
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29	220	211,447
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	215	216,749
			5,752,702
Retail — 0.0%
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	39	40,185

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30		98	$109,447
				149,632
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		147	159,491
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		462	498,486
4.750%	04/15/29		73	82,057
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		163	163,557
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		20	20,982
				924,573
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30		286	288,838
3.500%	07/01/29		70	75,495
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		500	477,468
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		295	313,825
				1,155,626
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53		98	90,627
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
4.700%	01/22/28		200	204,831
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		180	189,307
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	237,413
PPF Telecom Group BV (Netherlands),
Sr. Sec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	248,249
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27		200	211,759
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31		87	84,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	431	$421,177
4.375%	04/15/40	34	37,597
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	83	83,269
2.550%	03/21/31	157	156,794
4.272%	01/15/36	500	563,275
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	200	208,987
			2,737,385
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	246,964
ENA Master Trust (Panama),
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	200	203,021
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31(a)	780	743,826
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	104	121,730
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	189	197,459
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	200	211,406
			1,724,406
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
3.375%	03/20/28	200	198,582
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	207,340

Total Corporate Bonds (cost $92,336,116)			94,495,063
Municipal Bonds — 0.1%
Florida — 0.1%
Escambia Cnty. Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	29,635
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	381,085
			410,720

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	$89,895
New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	225,217
Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Taxable, Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

Total Municipal Bonds (cost $823,681)			828,101
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	5	5,750
Series 2014-10, Class KM
3.500%	09/25/43	18	19,685
Series 2014-35, Class CA
3.500%	06/25/44	9	9,535
Series 2017-33, Class LB
3.000%	05/25/39	17	18,243
Freddie Mac REMICS,
Series 4533, Class GA
3.000%	06/15/28	34	34,753
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	6	5,984
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	9	10,191
Series 2019-03, Class MA
3.500%	10/25/58	14	15,338
Series 2019-03, Class MV
3.500%	10/25/58	9	10,289
Series 2019-04, Class MA
3.000%	02/25/59	16	16,829
Series 2019-04, Class MV
3.000%	02/25/59	10	10,112

Total Residential Mortgage-Backed Securities (cost $150,862)			156,709
Sovereign Bonds — 4.2%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	200	188,482
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29	200	188,018
9.125%	11/26/49	200	185,974
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/35	748	222,333
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.125%(cc)	01/09/38		511	$186,208
0.125%(cc)	07/09/41		746	256,114
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	204,964
6.875%	01/19/52	EUR	100	117,352
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	235,722
3.375%	08/20/50(a)		203	195,182
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	561	105,055
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		300	310,249
4.750%	01/14/50		265	240,627
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		400	439,031
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		200	201,577
7.000%	04/04/44		600	577,885
7.158%	03/12/45		400	388,127
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		300	328,764
Unsec’d. Notes
1.750%	03/04/41	EUR	219	263,002
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	219,446
5.875%	01/30/60		700	669,824
5.950%	01/25/27		200	224,812
6.400%	06/05/49		450	472,902
6.500%	02/15/48		200	212,961
7.450%	04/30/44		100	117,981
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		559	563,545
4.875%	09/23/32(a)		484	491,201
5.300%	01/21/41		173	170,352
5.875%	01/30/60		514	491,842
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/35		577	264,377
0.500%(cc)	07/31/40		363	159,419
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		500	512,525
8.700%	03/01/49		200	200,434
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		400	408,418
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	100	120,202
7.053%	01/15/32		600	591,422
7.500%	02/16/61		271	245,269

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
7.600%	03/01/29		200	$212,949
8.500%	01/31/47		750	745,905
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32		200	197,141
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		128	126,110
8.250%	04/10/32		253	262,108
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	179,695
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.875%	02/01/28		420	447,870
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31(a)		372	338,939
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	262,658
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	336,306
Sr. Unsec’d. Notes
7.875%	02/11/35		600	559,273
Sr. Unsec’d. Notes, 144A
8.625%	04/07/34		200	197,164
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28(a)		400	439,752
4.900%	06/01/30		250	273,792
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		200	219,034
5.375%	04/24/32		200	226,596
6.125%	06/01/50		200	231,247
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	119	149,211
India Government Bond (India),
Bonds
7.170%	01/08/28	INR	10,580	151,440
7.270%	04/08/26	INR	14,490	209,168
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	171	194,021
3.400%	09/18/29		200	211,724
4.350%	01/11/48		409	444,198
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		200	219,203
4.750%	01/08/26		200	226,312
Indonesia Treasury Bond (Indonesia),
Bonds, Series 086
5.500%	04/15/26	IDR	1,042,000	70,515
Bonds, Series 087
6.500%	02/15/31	IDR	1,211,000	81,773
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	250	303,754
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	285	326,097
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.625%	03/22/48	EUR	101	$119,727
6.875%	10/17/40	EUR	402	493,970
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		400	542,558
8.000%	03/15/39		299	408,079
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	376,852
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		200	219,570
7.000%	05/22/27		200	212,508
8.000%	05/22/32		200	212,583
8.250%	02/28/48		400	412,130
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32(a)		600	637,750
Malaysia Government Bond (Malaysia),
Bonds, Series 111
4.160%	07/15/21	MYR	589	143,020
Bonds, Series 314
4.048%	09/30/21	MYR	586	142,905
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.450%	10/25/33	EUR	126	138,691
Sr. Unsec’d. Notes, EMTN
3.750%	04/19/71		273	237,661
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
1.500%	11/27/31	EUR	100	110,412
2.000%	09/30/30	EUR	221	257,356
4.250%	12/11/22		200	209,479
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		456	428,032
4.000%	12/15/50		200	177,789
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		620	610,034
7.875%	02/16/32		400	411,651
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	247,698
North Macedonia Government International Bond (Macedonia),
Sr. Unsec’d. Notes, 144A
1.625%	03/10/28	EUR	268	307,281
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		400	382,124
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31		221	231,145
7.000%	01/25/51		600	594,383
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		400	415,908
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26		200	200,206
8.875%	04/08/51		200	207,296

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	$215,000
Sr. Unsub. Notes
2.252%	09/29/32		200	189,303
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes
3.750%	04/17/26		450	476,440
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	224,963
5.600%	03/13/48		200	227,428
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31(a)		600	676,484
5.400%	03/30/50		400	448,576
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
2.800%	06/23/30(a)		231	232,073
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	119,175
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		300	335,244
4.500%	04/23/28		300	350,118
Sr. Unsec’d. Notes, 144A
3.750%	04/16/30		400	446,992
4.400%	04/16/50		550	639,169
4.817%	03/14/49		300	368,055
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	872	53,925
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32	ZAR	2,613	153,253
Sr. Unsec’d. Notes, Series R186
10.500%	12/21/26	ZAR	1,400	108,006
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		400	393,375
4.850%	09/30/29		200	201,288
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30		246	239,172
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	72	96,892
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	302	355,115
2.875%	03/11/29	EUR	71	91,999
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	200	232,881
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31	EUR	261	312,616
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		1,000	1,094,320
4.750%	05/27/26		800	896,349
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.100%	03/28/35		200	$230,824
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		400	461,649
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33(a)		434	408,278
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30		430	495,514
4.500%	10/26/46		450	495,359
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		440	438,075
6.750%	03/13/48		200	190,284
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	100	117,626
1.650%	03/03/33	EUR	260	295,800
3.125%	05/15/27	EUR	431	559,945
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	213,552
7.550%	03/28/30		200	122,674
7.850%	03/14/29		200	122,670
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	127,996
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	371,970
4.250%	04/14/26		300	272,209
5.125%	02/17/28		300	271,101
5.250%	03/13/30		300	266,495
5.950%	01/15/31		400	362,937
6.375%	10/14/25		267	264,630
6.875%	03/17/36		197	186,490
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23		200	196,916
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		671	690,554
7.253%	03/15/33		200	198,959
7.375%	09/25/32		600	603,527
7.750%	09/01/23		250	269,392
7.750%	09/01/24		300	324,031
7.750%	09/01/25		465	504,760
7.750%	09/01/26		500	542,430
7.750%	09/01/27		550	587,249
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		466	463,575
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.750%	01/22/25		100	108,307
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	8,032	209,033
4.375%	01/23/31		268	310,716
4.975%	04/20/55		662	811,185

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
5.100%	06/18/50	39	$48,348
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	546	610,941

Total Sovereign Bonds (cost $49,450,354)			49,838,563
U.S. Government Agency Obligations — 1.7%
Federal Home Loan Mortgage Corp.
2.500%	08/01/40	71	74,354
3.000%	11/01/42	120	127,751
3.000%	11/01/46	317	332,595
3.000%	12/01/46	107	112,371
3.000%	02/01/50	51	53,059
3.000%	06/01/50	39	41,467
3.500%	04/01/32	77	83,457
3.500%	08/01/32	144	155,252
3.500%	07/01/42	28	30,351
3.500%	08/01/46	162	173,814
3.500%	05/01/49	14	15,181
4.000%	01/01/40	273	302,040
4.500%	08/01/46	71	78,627
Federal National Mortgage Assoc.
1.500%	TBA	250	250,735
2.000%	TBA	250	256,568
2.000%	TBA	425	435,630
2.000%	TBA	500	499,062
2.000%	TBA	2,525	2,515,630
2.000%	01/01/51	16	15,975
2.000%	02/01/51	25	25,394
2.500%	TBA	300	312,129
2.500%	TBA	425	441,983
2.500%	TBA	625	641,357
2.500%	TBA	1,050	1,075,225
2.500%	07/01/40	47	48,727
2.500%	11/01/46	27	28,152
2.500%	02/01/50	20	20,766
2.500%	02/01/50	41	41,926
2.500%	07/01/50	26	27,184
2.500%	07/01/50	47	48,969
2.500%	03/01/51	274	281,626
3.000%	TBA	250	263,994
3.000%	TBA	300	312,480
3.000%	TBA	375	390,439
3.000%	TBA	400	416,719
3.000%	11/01/28	9	9,614
3.000%	09/01/32	148	156,860
3.000%	08/01/33	43	44,943
3.000%	11/01/46	147	155,365
3.000%	07/01/50	137	142,978
3.000%	08/01/50	513	534,849
3.000%	09/01/50	260	271,563
3.500%	TBA	776	819,609
3.500%	TBA	550	581,174
3.500%	03/01/42	176	191,011
3.500%	03/01/46	9	10,094
3.500%	04/01/46	114	121,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/46	255	$273,834
3.500%	12/01/47	38	41,739
3.500%	05/01/49	38	40,832
4.000%	TBA	450	482,801
4.000%	TBA	650	697,480
4.000%	06/01/39	331	365,154
4.000%	03/01/45	181	200,265
4.000%	02/01/46	80	86,997
4.000%	04/01/46	76	83,177
5.000%	11/01/33	53	61,225
5.000%	06/01/40	64	73,348
5.000%	10/01/41	100	115,804
Government National Mortgage Assoc.
2.000%	TBA	425	429,117
2.500%	TBA	275	283,196
2.500%	TBA	375	386,924
2.500%	12/20/50	198	204,545
2.500%	02/20/51	150	154,373
3.000%	TBA	600	625,359
3.000%	06/20/46	147	155,472
3.000%	09/20/47	26	27,336
3.000%	09/20/50	264	275,533
3.500%	TBA	325	342,951
3.500%	TBA	375	395,977
3.500%	01/15/42	118	126,593
3.500%	04/20/46	64	69,050
3.500%	05/20/46	166	178,556
4.000%	TBA	550	587,898
4.500%	04/20/49	90	97,292
5.000%	06/20/48	50	55,331

Total U.S. Government Agency Obligations (cost $19,739,240)			19,889,189
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds
1.125%	08/15/40	500	406,875
1.375%	11/15/40	1,450	1,234,539
2.375%	11/15/49	2,500	2,487,109
2.500%	02/15/46	850	867,000
3.500%	02/15/39	496	594,348
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	1,239	1,299,040
0.125%	07/15/24	1,873	2,025,923
0.375%	07/15/27	273	302,654
0.625%	01/15/26	771	857,390
0.750%	02/15/42	513	594,155
1.000%	02/15/48	294	366,413
1.375%	02/15/44	196	257,105
1.750%	01/15/28	397	477,813
2.125%	02/15/40	169	243,564
2.500%	01/15/29(k)	1,152	1,475,270
U.S. Treasury Notes
0.125%	12/31/22	3,500	3,498,496
0.375%	12/31/25	2,000	1,953,125
1.375%	01/31/22(k)	5,150	5,206,127

A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.375%	01/31/25(k)	8,100	$8,334,141

Total U.S. Treasury Obligations (cost $32,977,596)			32,481,087

Total Long-Term Investments (cost $830,673,731)			1,039,316,120

	Shares
Short-Term Investments — 17.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	150,647,115	150,647,115
PGIM Institutional Money Market Fund (cost $60,065,274; includes $60,058,893 of cash collateral for securities on loan)(b)(wa)	60,091,870	60,061,825

Total Short-Term Investments (cost $210,712,389)		210,708,940

TOTAL INVESTMENTS—106.1% (cost $1,041,386,120)		1,250,025,060

Liabilities in excess of other assets(z) — (6.1)%		(71,907,734)

Net Assets — 100.0%		$1,178,117,326

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,898,023; cash collateral of $60,058,893 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Jun. 2021	$2,207,266	$(284)
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	5,617,781	(186,031)
418	Mini MSCI EAFE Index	Jun. 2021	45,812,800	(123,534)
358	S&P 500 E-Mini Index	Jun. 2021	71,016,460	1,438,210
				1,128,361
Short Position:
66	10 Year U.S. Ultra Treasury Notes	Jun. 2021	9,483,375	293,178
				$1,421,539
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/05/21	Barclays Bank PLC	BRL	947	$166,219	$168,193	$1,974	$—
Expiring 04/05/21	Barclays Bank PLC	BRL	588	106,522	104,433	—	(2,089)
Expiring 04/05/21	Goldman Sachs International	BRL	1,265	222,035	224,672	2,637	—
Expiring 04/05/21	Goldman Sachs International	BRL	884	155,161	157,004	1,843	—
Expiring 04/05/21	Goldman Sachs International	BRL	873	153,230	155,050	1,820	—
Expiring 04/05/21	Goldman Sachs International	BRL	833	149,363	147,945	—	(1,418)
Expiring 04/05/21	Goldman Sachs International	BRL	607	111,900	107,807	—	(4,093)
Expiring 04/05/21	Goldman Sachs International	BRL	595	104,435	105,675	1,240	—
Expiring 04/05/21	Goldman Sachs International	BRL	329	61,187	58,432	—	(2,755)
Expiring 04/05/21	Goldman Sachs International	BRL	327	58,534	58,077	—	(457)
Expiring 04/05/21	Goldman Sachs International	BRL	292	51,252	51,861	609	—
Expiring 04/05/21	Goldman Sachs International	BRL	69	12,852	12,255	—	(597)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	1,521	277,527	270,104	—	(7,423)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	862	151,300	153,097	1,797	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	860	148,995	152,741	3,746	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	585	105,159	103,900	—	(1,259)
Expiring 06/04/21	JPMorgan Chase Bank, N.A.	BRL	862	149,236	152,467	3,231	—
Chilean Peso,
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CLP	121,773	168,640	169,079	439	—
Expiring 05/28/21	Goldman Sachs International	CLP	72,032	102,173	100,020	—	(2,153)
Chinese Renminbi,
Expiring 04/16/21	HSBC Bank PLC	CNH	673	103,553	102,388	—	(1,165)
Expiring 04/16/21	HSBC Bank PLC	CNH	321	49,467	48,836	—	(631)
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	CNH	3,202	493,216	487,143	—	(6,073)
Colombian Peso,
Expiring 04/09/21	Goldman Sachs International	COP	427,243	118,238	116,664	—	(1,574)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	COP	133,518	37,300	36,459	—	(841)
Euro,
Expiring 04/16/21	Goldman Sachs International	EUR	101	122,351	119,027	—	(3,324)
Expiring 04/16/21	HSBC Bank PLC	EUR	118	142,484	137,990	—	(4,494)
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	EUR	112	135,358	131,165	—	(4,193)
Expiring 04/16/21	Merrill Lynch International	EUR	95	115,506	111,443	—	(4,063)
Expiring 04/16/21	State Street Bank & Trust Company	EUR	40	48,146	46,924	—	(1,222)
Indian Rupee,
Expiring 04/05/21	Barclays Bank PLC	INR	18,486	253,092	252,343	—	(749)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	11,899	161,507	162,427	920	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	8,335	113,819	113,776	—	(43)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	1,748	23,932	23,861	—	(71)
A27

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	INR	17,625	$239,838	$238,708	$—	$(1,130)
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	INR	1,748	23,861	23,674	—	(187)
Indonesian Rupiah,
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	IDR	1,977,037	137,600	135,217	—	(2,383)
Expiring 04/26/21	Merrill Lynch International	IDR	2,300,671	158,100	157,352	—	(748)
Expiring 04/26/21	Merrill Lynch International	IDR	1,051,248	72,400	71,899	—	(501)
Expiring 04/26/21	Merrill Lynch International	IDR	819,090	57,000	56,021	—	(979)
Expiring 04/26/21	Merrill Lynch International	IDR	521,994	36,300	35,701	—	(599)
Mexican Peso,
Expiring 04/16/21	HSBC Bank PLC	MXN	4,701	219,739	229,583	9,844	—
Russian Ruble,
Expiring 05/05/21	Goldman Sachs International	RUB	7,468	99,987	98,395	—	(1,592)
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	RUB	33,070	432,546	435,713	3,167	—
Expiring 05/24/21	Barclays Bank PLC	RUB	6,595	88,201	86,703	—	(1,498)
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	RUB	1,202	15,949	15,803	—	(146)
Singapore Dollar,
Expiring 04/16/21	Merrill Lynch International	SGD	359	271,035	266,852	—	(4,183)
South African Rand,
Expiring 04/16/21	BNP Paribas S.A.	ZAR	1,103	71,809	74,589	2,780	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	ZAR	1,227	78,697	82,923	4,226	—
Expiring 04/16/21	UBS AG	ZAR	121	7,815	8,164	349	—
Turkish Lira,
Expiring 04/16/21	HSBC Bank PLC	TRY	4,387	567,582	524,826	—	(42,756)
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	TRY	397	52,219	47,494	—	(4,725)
Expiring 04/16/21	Merrill Lynch International	TRY	755	98,558	90,323	—	(8,235)
Expiring 04/16/21	UBS AG	TRY	2,789	360,605	333,654	—	(26,951)
Expiring 04/26/21	HSBC Bank PLC	TRY	759	91,556	90,101	—	(1,455)
Expiring 05/03/21	JPMorgan Chase Bank, N.A.	TRY	373	49,449	44,065	—	(5,384)
Expiring 05/20/21	HSBC Bank PLC	TRY	474	62,641	55,442	—	(7,199)
Expiring 05/20/21	UBS AG	TRY	989	131,452	115,678	—	(15,774)
				$7,798,628	$7,662,138	40,622	(177,112)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/05/21	Barclays Bank PLC	BRL	947	$176,071	$168,193	$7,878	$—
Expiring 04/05/21	Barclays Bank PLC	BRL	588	103,207	104,433	—	(1,226)
Expiring 04/05/21	Goldman Sachs International	BRL	1,265	235,204	224,671	10,533	—
Expiring 04/05/21	Goldman Sachs International	BRL	884	153,111	157,004	—	(3,893)
Expiring 04/05/21	Goldman Sachs International	BRL	873	153,072	155,050	—	(1,978)
Expiring 04/05/21	Goldman Sachs International	BRL	833	146,210	147,946	—	(1,736)
Expiring 04/05/21	Goldman Sachs International	BRL	607	106,542	107,807	—	(1,265)
Expiring 04/05/21	Goldman Sachs International	BRL	595	103,462	105,676	—	(2,214)
Expiring 04/05/21	Goldman Sachs International	BRL	329	57,747	58,433	—	(686)
Expiring 04/05/21	Goldman Sachs International	BRL	327	57,396	58,078	—	(682)
Expiring 04/05/21	Goldman Sachs International	BRL	292	54,012	51,861	2,151	—
Expiring 04/05/21	Goldman Sachs International	BRL	69	12,111	12,255	—	(144)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	1,521	266,934	270,104	—	(3,170)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	862	149,780	153,096	—	(3,316)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	860	150,949	152,742	—	(1,793)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	BRL	585	102,680	103,899	—	(1,219)
Expiring 06/04/21	JPMorgan Chase Bank, N.A.	BRL	6,785	1,199,611	1,200,103	—	(492)
A28

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/21	JPMorgan Chase Bank, N.A.	BRL	860	$148,445	$152,114	$—	$(3,669)
Euro,
Expiring 04/16/21	Barclays Bank PLC	EUR	223	270,838	261,599	9,239	—
Expiring 04/16/21	Goldman Sachs International	EUR	264	318,542	309,459	9,083	—
Expiring 04/16/21	Goldman Sachs International	EUR	218	263,800	255,278	8,522	—
Expiring 04/16/21	Goldman Sachs International	EUR	99	120,270	116,213	4,057	—
Expiring 04/16/21	HSBC Bank PLC	EUR	123	149,105	144,006	5,099	—
Expiring 04/16/21	HSBC Bank PLC	EUR	75	90,397	87,982	2,415	—
Expiring 04/16/21	HSBC Bank PLC	EUR	17	20,732	19,942	790	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	EUR	180	220,121	211,712	8,409	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	EUR	119	144,010	139,394	4,616	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	EUR	95	116,433	111,985	4,448	—
Expiring 04/16/21	Merrill Lynch International	EUR	241	291,955	282,714	9,241	—
Expiring 04/16/21	Merrill Lynch International	EUR	170	208,979	198,923	10,056	—
Expiring 04/16/21	Merrill Lynch International	EUR	89	106,631	104,405	2,226	—
Expiring 04/16/21	Morgan Stanley & Co. International PLC	EUR	4,381	5,357,098	5,139,074	218,024	—
Expiring 04/16/21	Morgan Stanley & Co. International PLC	EUR	253	309,131	296,253	12,878	—
Indian Rupee,
Expiring 04/05/21	Barclays Bank PLC	INR	18,486	250,590	252,343	—	(1,753)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	11,899	162,909	162,427	482	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	8,335	114,114	113,776	338	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	INR	1,748	24,042	23,861	181	—
Indonesian Rupiah,
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	IDR	2,099,691	147,564	143,606	3,958	—
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	IDR	116,957	8,057	7,999	58	—
Expiring 05/17/21	JPMorgan Chase Bank, N.A.	IDR	3,556,139	251,673	242,490	9,183	—
Expiring 05/17/21	JPMorgan Chase Bank, N.A.	IDR	3,102,295	219,663	211,543	8,120	—
Mexican Peso,
Expiring 04/16/21	BNP Paribas S.A.	MXN	2,153	105,508	105,152	356	—
Expiring 04/16/21	Citibank, N.A.	MXN	470	23,478	22,978	500	—
Expiring 04/16/21	Merrill Lynch International	MXN	2,195	107,816	107,202	614	—
Singapore Dollar,
Expiring 04/16/21	HSBC Bank PLC	SGD	66	49,075	49,059	16	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	SGD	232	172,490	172,451	39	—
Expiring 04/16/21	Morgan Stanley & Co. International PLC	SGD	61	45,347	45,343	4	—
South African Rand,
Expiring 04/16/21	Goldman Sachs International	ZAR	797	53,917	53,876	41	—
Expiring 04/16/21	HSBC Bank PLC	ZAR	1,552	102,855	104,885	—	(2,030)
Expiring 04/16/21	HSBC Bank PLC	ZAR	1,282	83,615	86,661	—	(3,046)
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	ZAR	3,168	205,133	214,178	—	(9,045)
Expiring 04/16/21	Merrill Lynch International	ZAR	447	28,740	30,216	—	(1,476)
Turkish Lira,
Expiring 04/16/21	BNP Paribas S.A.	TRY	1,618	192,825	193,565	—	(740)
Expiring 04/16/21	HSBC Bank PLC	TRY	2,278	271,352	272,522	—	(1,170)
Expiring 04/16/21	HSBC Bank PLC	TRY	2,199	261,630	263,071	—	(1,441)
Expiring 04/16/21	HSBC Bank PLC	TRY	277	35,586	33,138	2,448	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	TRY	1,229	162,438	147,028	15,410	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	TRY	901	117,667	107,789	9,878	—
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	TRY	506	60,032	60,534	—	(502)
Expiring 04/16/21	JPMorgan Chase Bank, N.A.	TRY	396	50,756	47,374	3,382	—
Expiring 04/26/21	HSBC Bank PLC	TRY	759	88,492	90,100	—	(1,608)
Expiring 05/20/21	HSBC Bank PLC	TRY	759	89,982	88,776	1,206	—
				$14,851,932	$14,516,347	385,879	(50,294)
						$426,501	$(227,406)
A29

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30